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                                      FLAG
                                   INVESTORS
                                  REAL ESTATE
                                   SECURITIES
                                      FUND




                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

o Both the Real Estate Group and the Fund trailed the broad market in the first half.

o Industry fundamentals are excellent, with strong demand and only moderate new supply.

o Earnings growth is strong in absolute terms, and particularly compared to the broad market.

o Valuations are compelling. Price earnings ratios are historically low, dividends are increasing, and payouts are conservative.

o Securitization of institutionally held real estate is still in the very early stage.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders:

     We are pleased to report on the Flag Investors Real Estate Securities Fund's operations for the first half of 1998. The Fund seeks total return with a significant income component by investing in a diversified portfolio of REITS and real estate operating companies. As a part of a diversified investment portfolio, your Fund seeks to produce an attractive risk-adjusted return, and provide a certain amount of stability in a choppy market.

     The sub-advisor and portfolio manager--ABKB/LaSalle Securities Limited--has ten professionals dedicated solely to investing in public real estate securities. Its management team brings direct operating experience in property development, management, investment, and finance as well as more than a decade of successful REIT portfolio management experience to its efforts on behalf of your Fund.

Fund Performance

     Since its inception at the beginning of 1995, the Flag Investors Real Estate Securities Fund has consistently produced competitive returns for its shareholders. For additional information regarding the Fund's performance see page 6.


Annualized Returns

                                                                             Since
  Year-to-Date                        6 month or YTD   1 Year    3 Years   Inception*
  -----------------------------------------------------------------------------------
  Class A Shares                           -6.0%        7.4%      19.2%       18.4%
  ...................................................................................
  Class B Shares                           -6.3%        6.5%      18.3%       17.5%
  ...................................................................................
  Institutional Shares                     -5.9%        7.8%       N.A.        9.4%
  ...................................................................................
  Wilshire Real Estate Securities Index**  -5.3%        6.4%      18.9%       17.6%
  ...................................................................................

----------
*Inception dates: Class A 1/3/95, Class B 1/3/95, Institutionl 3/31/97.
**The Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly trade real estate securities, such as: Real Estate Investment Trusts (REITs), Real Estate Operating Companies (REOCs) and partnerships. The Index is comprised of companies whose charter is the equity ownership and operation of commercial real estate. The Index is rebalanced monthly and returns are calculated on a buy and hold basis. The Index has been constructed to avoid survivor bias. The Index is unmanaged and individuals cannot invest in the Index.

Source: ABKB/LaSalle Securities; Wilshire Associates



     Sector total returns during the first half seem to reflect contrarian thinking over fundamentals. The best performance was turned in by the retail group, the only sector with a positive total return. Apartments did slightly better than the sector average, while office/industrial and hotels trailed.

--------------------------------------------------------------------------------

Market Commentary--REIT Stocks Trailed the Broad Market in the Past Six Months

     The first half of 1998 was perhaps the most frustrating time for institutional investors and REIT managements since the renaissance of the industry began in the early 1990s. Despite real estate industry performance and an economy that many observers call the best in a decade, the public companies in the real estate industry traded down in absolute terms, and underperformed the broad market, particularly the largest companies represented in the S&P 500.

     There has been no lack of analysis of the reasons for this performance differential. We believe it is largely a matter of momentum investors chasing the climax of a record-setting bull market, considerable concern over legislation affecting a few REITS (largely unfounded, in our view), and some perfectly legitimate concerns over whether the rapidly falling capitalization rates that increase the value of properties already in REIT portfolios also hurt the potential for continued attractive spread investing or increase the potential for new construction.

But the Business Fundamentals and Relative Values of Real Estate
Stocks Have Never Been Better!

     Funds From Operations (FFO) multiples are at their lowest level since 1990; the margin between REIT FFO multiple/S&P price earnings ratio margin has never been wider. New construction is at modest levels in most sectors and regions, and there is no glut on the horizon. Solid rental rate rises are being achieved and are expected to continue for several years.

     As the first quarter's earnings results showed, the companies' operations are strong and getting stronger. Most analysts underestimated per share gains early in the year. We continue to project that our portfolio companies will produce 1998 per share growth averaging nearly 20%, and 1999's growth should be well into the teens, both well above our long term growth rates of 6 to 8% for quality property companies. These operating gains are close to twice those projected for the broad market.

Flag Investors Portfolio Distribution at June 30, 1998

     The principal sector overweighting is in full-service hotels. The Fund has major holdings in two paired-share REITS whose price has been impacted by

--------------------------------------------------------------------------------

pending legislation. We believe this legislation will have only moderate impact on these companies' future operations, that they will continue to be among the fastest growing and best run companies in the real estate business, and that the stocks are oversold and will provide significant above average performance in the next several quarters.

     The fund is moderately overweighted in office and industrial, and at a market weighting in apartments. Retail is significantly underweighted, and we are making selective additional investments in those companies we think will benefit most from an improving retail environment.

     In the first half we added several investments of note, including NorthStar Capital Partners, an opportunity fund providing entry-level equity capital to a variety of fast-growing pre-IPO real estate companies, and Signature Resorts, the largest developer and operator of time share resorts worldwide. These new holdings offer the Fund additional exposure to companies we think can become the leaders of tomorrow, and to emerging areas of real estate activity.

Industry Trends: 1999 and Beyond

     We find it useful to periodically look at the longer-term trends that will affect the real estate business and the investors and operators who participate in it. Our current perspective follows:

     o Operating performance in 1997 and 1998 is at historically high levels for most real estate companies and sectors, particularly hotels and office/industrial. Earnings growth is nearly twice that of the broad market. This differential should moderate somewhat in 1999-2000, but real estate companies should still provide attractive earnings growth for the next several years.

     o Hotels and office/industrial companies should continue to produce strong earnings results, with moderating growth trends. Apartments are in equilibrium and should produce trend-line growth. Health care and other net lease companies will provide additional insulation and relatively high yield in an unsettled environment.

     o Retail businesses are in a difficult fundamental environment, with supply still continuing in excess of demand, but with an improving trend. Dominant malls, insulated grocery-anchored strip centers, and companies skilled in repositioning properties should be able to do well in this envi-

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------


       ronment, and the anticipation of better times is likely to show up in stock prices before showing up in operating results.

     o As capitalization rates fall, properties already owned become more valuable, causing companies' net asset values to rise. Property acquisition will continue to become less profitable, with eroding spreads. Competition with private debt and equity providers, especially pension funds, will intensify. Companies without development capacity may become more passive.

     o Development activity will continue to increase, with stabilized returns on new development well above yields on acquisitions. This could retard short-term earnings growth for some companies. Companies with expertise in rehab and repositioning should prosper.

     o Consolidation will continue, but combinations between equals will produce limited stock market profits in the short term. Shareholders will do better selling to a stronger, more profitable company. Smaller companies not open to this possibility will be left behind.

     o The timing and magnitude of renewed inflation remain an open question. Moderate rates of inflation and higher interest rates will favor those companies with appropriate leverage and financing in place. Real estate does best in times of moderate, but visible inflation.

     o Cost of capital will become more critical as margins thin. Industry leverage will increase, and per share growth is likely to accelerate as debt expands. Beyond the point of appropriate leverage, however, declining earnings quality will hurt stock prices.

     o Almost all regions are healthy today; longer term, above average economic growth rates should make California, Texas, and Florida especially attractive. Parts of California and Florida are insulated from rapid increases in supply. Many urban centers should be attractive long term including New York City, San Francisco and Boston; also Chicago, Los Angeles, Miami, and Washington DC.

     o Fee businesses and joint-venture, general partner or co-investment positions will be used to leverage Return On Equity and increase access to deal flow.

--------------------------------------------------------------------------------

     o Company selection will increasingly replace sector and geography as the key factor in producing superior investment returns. Management and capital skills will come to the fore. Diversified companies with entrepreneurial management may be well received.

Conclusion

     While the first half of 1998 has been a sober time, we are convinced that the fundamentals of the public real estate business are intact, and that these fundamentals will translate into positive absolute returns, and excellent relative returns, especially if there is weakness in the broad market. In summary:

     o Industry fundamentals are excellent, with strong demand and only moderate new supply.

     o Earnings growth is strong in absolute terms, and particularly compared to the broad market.

     o Securitization of institutionally held real estate is still in the very early stage.

     o Valuations are compelling. Price earnings ratios are historically low, dividends are increasing, and payouts are conservative.

     We thank you for your participation in the Fund, and welcome your comments and questions.

/s/ William K. Morrill, Jr.                 /s/ Keith R. Pauley
___________________________                 ___________________
William K. Morrill, Jr.                     Keith R. Pauley, CFA
President                                   Executive Vice President

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares and 4.00% maximum contingent deferred sales charge for the Fund's Class B Shares.

Average Annual Total Return

  Periods Ended 6/30/98          1 Year          5 Years     Since Inception*
  ---------------------------------------------------------------------------
  Class A Shares                  2.52%            --             16.80%
  ...........................................................................
  Class B Shares                  2.54%            --             16.91%
  ...........................................................................
  Institutional Shares            7.84%            --              9.40%
  ...........................................................................

  *Inception dates: Class A 1/3/95, Class B 1/3/95, Institutional 3/31/97.

     The Fund's total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
Statement of Net Assets                                            June 30, 1998
(Unaudited)

                                                                 Percent  Unrealized
                                             Market    Market    of Net      Gain/
 Shares          Securities                   Price     Value    Assets     (Loss)
------------------------------------------------------------------------------------
 COMMON STOCKS: 98.0%
Real Estate Investment Trust: 87.8%
  Apartments: 16.9%
   43,000 Apartment Investment &
            Management Company                $39.50  $ 1,698,500   3.2%  $  296,360
   80,085 Avalon Properties, Inc.              38.00    3,043,230   5.8      574,149
   15,104 Camden Property Trust                29.75      449,344   0.8        1,495
   30,750 Equity Residential
            Properties Trust                   47.44    1,458,703   2.7      258,985
   29,300 Irvine Apartment
            Communities, Inc.                  28.94      847,869   1.6      192,883
   38,653 Post Properties, Inc.                38.50    1,488,121   2.8      117,231
                                                       ----------  ----   ----------
                                                        8,985,767  16.9    1,441,103

  Factory Outlets: 2.0%
   27,200 Chelsea GCA Realty, Inc.             40.00    1,088,000   2.0      230,524
                                                       ----------  ----   ----------
  Hotels: 12.3%
   18,700 American General
            Hospitality Corp.                  21.25      397,375   0.7      (70,964)
  104,401 Patriot American Hospitality, Inc.   23.94    2,499,099   4.7      380,074
   75,600 Starwood Lodging Trust               48.31    3,652,425   6.9      482,993
                                                       ----------  ----   ----------
                                                        6,548,899  12.3      792,103
  Manufactured Housing: 1.6%
   26,200 Sun Communities, Inc.                33.13      867,875   1.6      107,253
                                                       ----------  ----   ----------
  Office/Industrial: 34.1%
   50,000 Beacon Capital Partners (1)          20.00    1,000,000   1.9            0
   56,900 Boston Properties, Inc.              34.50    1,963,050   3.7      154,950
   23,200 Brandywine Realty Trust              22.38      519,100   1.0      (39,303)
   35,400 Crescent Real Estate
            Equities Company                   33.63    1,190,325   2.2      (88,038)
   90,200 Duke Realty Investments, Inc.        23.69    2,136,613   4.0      495,598
   96,680 Equity Office Properties Trust       28.38    2,743,291   5.2      222,411
   21,700 First Industrial Realty Trust, Inc.  31.75      688,975   1.3      (35,805)
   57,300 Mack-Cali Realty Corporation         34.38    1,969,687   3.7      (87,217)
   11,000 PS Business Parks Inc.               23.50      258,500   0.5       (9,625)
   66,700 Reckson Associates Realty Corp.      23.63    1,575,788   3.0      151,689
   32,016 Reckson Service Industries, Inc.*     3.31      106,053   0.2     (114,823)

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                                June 30, 1998
(Unaudited)

                                                                 Percent  Unrealized
                                             Market    Market    of Net      Gain/
 Shares          Securities                   Price     Value    Assets     (Loss)
------------------------------------------------------------------------------------
 COMMON STOCKS (concluded)
Real Estate Investment Trusts (concluded)
  Office/Industrial (concluded)
   18,000 SI Green Realty Corp.               $22.50  $   405,000   0.8%  $    2,257
   60,000 Spieker Properties, Inc.             38.75    2,325,000   4.4      462,910
   36,700 Weeks Corporation                    31.63    1,160,637   2.2      104,447
                                                      -----------  ----   ----------
                                                       18,042,019  34.1    1,219,451

  Regional Malls: 2.7%
   15,400 Macerich Company                     29.31      451,413   0.8       29,818
   31,068 Simon DeBartolo Group, Inc.          32.50    1,009,710   1.9      154,315
                                                      -----------  ----   ----------
                                                        1,461,123   2.7      184,133

  Retail/Neighborhood and Community Center: 1.9%
   25,900 Developers Diversified Realty
            Corporation                        39.19    1,014,956   1.9      174,237
                                                      -----------  ----   ----------

  Self-Storage: 4.3%
   52,500 Public Storage, Inc.                 28.00    1,470,000   2.8      114,068
   23,100 Storage USA, Inc.                    35.00      808,500   1.5       (4,160)
                                                      -----------  ----   ----------
                                                        2,278,500   4.3      109,908

  Diversified/Other: 12.0%
   97,400 Catellus Development*                17.69    1,722,763   3.2      (85,883)
   32,900 Commercial Net Lease Realty          16.19      532,569   1.0       33,546
    4,000 Corrections Corp. of America         23.42       93,897   0.2            0
  105,000 Northstar Capital Partners (1)       20.07    2,107,500   4.0            0
   48,600 Vornado Realty Trust                 39.69    1,928,813   3.6      655,300
                                                      -----------  ----   ----------
                                                        6,385,542  12.0      602,963

Real Estate Operating Companies: 10.2%
  Diversified: 0.7%
  120,500 Capital Trust - Class A *             9.63      370,562   0.7      (52,601)
                                                      -----------  ----   ----------

  Hotels: 9.5%
   20,500 Capstar Hotel Company *              28.00      574,000   1.1     (129,675)
  120,500 Host Marriott Corp. *                17.81    2,146,406   4.0      144,433
  140,500 Signature Resorts, Inc.*             16.50    2,318,250   4.4       31,561
                                                      -----------  ----   ----------
                                                        5,038,656   9.5       46,319
Total Common Stocks
   (Cost $47,226,507)                                  52,081,899  98.0    4,855,393
                                                      -----------  ----   ----------

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

                                                                 Percent
Principal                                            Market      of Net
  (000)          Securities                           Value      Assets
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS: 1.1%
     $598 Goldman Sachs & Co., 5.40%
            Dated 6/30/98, to be repurchased at
            $598,090 on 7/1/98, collateralized by
            U.S. Treasury Notes with a market
            value of $610,109.
            (Cost $598,000)                        $   598,000      1.1%
                                                   -----------    -----
Total Investment in Securities-- 99.1%
 (Cost $47,824,507)                                 52,679,899     99.1
Other Assets in Excess of Liabilities                  496,391      0.9
                                                   -----------    -----
Net Assets                                         $53,176,290    100.0%
                                                   ===========    =====
Net Asset Value and Redemption Price Per:
  Class A Share
    ($41,859,698 / 2,877,428 shares outstanding)        $14.55
                                                        ======
  Class B Share
    ($10,355,750 / 714,567 shares outstanding)          $14.49***
                                                        ======
 Institutional Share
    ($960,842 / 65,482 shares outstanding)              $14.67
                                                        ======
Maximum Offering Price Per:
  Class A Share
    ($14.55 / 0.955)                                    $15.24
                                                        ======
  Class B Share                                         $14.49
                                                        ======
  Institutional Share                                   $14.67
                                                        ======
---------
   *Non-income producing security.
 ***Redemption value is $13.91 following a maximum 4% contingent deferred sales charge.
 (1) Restricted Securities.

                       See Notes to Financial Statements.

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
Statement of Operations

                                                                     For the Six
                                                                    Months Ended
                                                                      June 30,
--------------------------------------------------------------------------------
                                                                       1998(1)

Investment Income:
   Dividends                                                        $ 1,131,334
   Interest                                                              24,780
                                                                    -----------
        Total income                                                  1,156,114
                                                                    -----------

Expenses:
   Investment advisory fee                                              169,785
   Distribution fee                                                     102,794
   Legal                                                                 58,387
   Accounting fee                                                        21,367
   Transfer agent fee                                                    30,041
   Registration fees                                                     13,260
   Printing and postage                                                  20,133
   Organizational expense                                                14,047
   Custodian fee                                                          7,240
   Miscellaneous                                                         20,168
                                                                    -----------
        Total expenses                                                  457,222
   Less:Fees waived                                                     (93,220)
                                                                    -----------
        Net expenses                                                    364,002
                                                                    -----------
   Net investment income                                                792,112
                                                                    -----------

Realized and unrealized gain (loss) on investments:
   Net realized gain from security transactions                         770,670
   Change in unrealized appreciation/depreciation of investments     (4,825,690)
                                                                    -----------

   NET LOSS ON INVESTMENTS                                           (4,055,020)
                                                                    -----------

Net decrease in net assets resulting from operations                $(3,262,908)
                                                                    ===========

-------
(1) Unaudited

                       See Notes to Financial Statements.

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                         For the Six      For the
                                                        Month Period    Year Ended
                                                        Ended June 30  December 31,
-----------------------------------------------------------------------------------
                                                           1998(1)          1997
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                                 $   792,112   $ 1,467,633
   Net realized gain from security transactions              770,670     1,997,900
   Change in unrealized appreciation/
     depreciation of investments                          (4,825,690)    4,596,911
                                                         -----------   -----------
   Net increase/(decrease) in net assets resulting
     from operations                                      (3,262,908)    8,062,444
                                                         -----------   -----------

Distributions to Shareholders from:
   Net investment income:
     Class A Shares                                         (833,353)   (1,271,684)
     Class B Shares                                         (164,550)     (238,106)
     Institutional Shares                                    (11,442)       (1,925)
   Net realized capital gains:
     Class A Shares                                               --    (1,205,375)
     Class B Shares                                               --      (274,879)
     Institutional Shares                                         --        (8,516)
                                                         -----------   -----------
   Total distributions                                    (1,009,345)   (3,000,485)
                                                         -----------   -----------

Capital Share Transactions:
   Proceeds from sale of shares                            9,916,268    22,600,633
   Value of shares issued in reinvestment of dividends       810,541     2,621,448
   Cost of shares repurchased                             (5,133,663)   (3,539,713)
                                                         -----------   -----------
   Increase in net assets derived from
     capital share transactions                            5,593,146    21,682,368
                                                         -----------   -----------
   Total increase in net assets                            1,320,893    26,744,327

Net Assets:
   Beginning of period                                    51,855,397    25,111,070
                                                         -----------   -----------
   End of period (Including undistributed net
     investment income of $158,837 and 376,070
     respectively)                                       $53,176,290   $51,855,397
                                                         ===========   ===========

------
(1) Unaudited

                       See Notes to Financial Statements.

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

Financial Highlights--Class A Shares
(For a share outstanding throughout each period)

                                                                      For the
                                                                     Six Month
                                                                   Period Ended
                                                                     June 30,
--------------------------------------------------------------------------------
                                                                      1998(+)
Per Share Operating Performance:
   Net asset value at beginning of period                            $ 15.78
                                                                     -------
Income from Investment Operations:
   Net investment income                                                0.23
   Net realized and unrealized gain/(loss) on investments              (1.16)
                                                                     -------
   Total from Investment Operations                                    (0.93)
                                                                     -------
Less Distributions:
   Distributions from net investment income                            (0.30)
   Distributions from net realized capital gains                          --
   Return of capital                                                      --
                                                                     -------
   Total distributions                                                 (0.30)
                                                                     -------
   Net asset value at end of period                                  $ 14.55
                                                                     =======

Total Return(3)                                                        (5.95)%
Ratios to Average Daily Net Assets:
   Expenses(4,7)                                                        1.25%(6)
   Net investment income(5,7)                                           3.17%(6)
Supplemental Data:
   Net assets at end of period (000)                                 $41,860
   Portfolio turnover rate                                                13%

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

                                                                                                               For the Period
                                                                                    For the Years            January 3, 1995(1)
                                                                                 Ended December 31,         through December 31,
                                                                            ----------------------------------------------------
                                                                             1997                 1996                  1995
Per Share Operating Performance:
   Net asset value at beginning of period                                   $ 13.89             $ 11.20                $10.00
                                                                            -------             -------                ------
Income from Investment Operations:
   Net investment income                                                       0.52                0.61                  0.56
   Net realized and unrealized gain/(loss) on investments                      2.44                2.90                  1.21
                                                                            -------             -------                ------
   Total from Investment Operations                                            2.96                3.51                  1.77
                                                                            -------             -------                ------
Less Distributions:
   Distributions from net investment income                                   (0.60)              (0.58)                (0.49)(2)
   Distributions from net realized capital gains                              (0.47)              (0.22)                (0.05)
   Return of capital                                                             --               (0.02)                (0.03)(2)
                                                                            -------             -------                ------
   Total distributions                                                        (1.07)              (0.82)                (0.57)
                                                                            -------             -------                ------
   Net asset value at end of period                                         $ 15.78             $ 13.89                $11.20
                                                                            =======             =======                ======

Total Return(3)                                                               22.01%              32.70%                18.19%
Ratios to Average Daily Net Assets:
   Expenses(4,7)                                                               1.25%               1.25%                 1.25%(6)
   Net investment income(5,7)                                                  3.87%               5.29%                 6.09%(6)
Supplemental Data:
   Net assets at end of period (000)                                        $41,773             $19,816                $7,171
   Portfolio turnover rate                                                       35%                 23%                   28%

-----------
(1) Commencement of operations.
(2) Distributions per share have been reclassified to reflect the actual return of capital amounts for 1995.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees and reimbursement of expenses (Note 2), the ratio of expenses to average daily net assets would have been 1.61% (annualized), 1.58%, 2.28% and 3.25% (annualized) for the period ended June 30, 1998 and for the years ended December 31, 1997 and 1996 and the period ended December 31, 1995, respectively.
(5) Without the waiver of advisory fees and reimbursement of expenses (Note 2), the ratio of net investment income to average daily net assets would have been 2.81% (annualized), 3.54%, 4.26% and 3.89% (annualized) for the period ended June 30, 1998 and for the years ended December 31, 1997 and 1996 and the period ended December 31, 1995, respectively.
(6) Annualized.
(7) Effective January 1, 1996, the Fund's expense and net investment income ratios have been based on average daily net assets. Prior to that date they were based on average monthly net assets. Under the prior method, the ratio of expenses to average net assets was 1.19% and the ratio of net investment income to average net assets was 5.95%.
(+) Unaudited


                       See Notes to Financial Statements.

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

Financial Highlights--Class B Shares
(For a share outstanding throughout each period)

                                                                      For the
                                                                     Six Month
                                                                   Period Ended
                                                                     June 30,
--------------------------------------------------------------------------------
                                                                      1998(+)
Per Share Operating Performance:
   Net asset value at beginning of period                            $ 15.71
                                                                     -------
Income from Investment Operations:
   Net investment income                                                0.17
   Net realized and unrealized gain/(loss) on investments              (1.15)
                                                                     -------
   Total from Investment Operations                                    (0.98)
                                                                     -------
Less Distributions:
   Dividends from net investment income                                (0.24)
   Distributions from net realized capital gains                        0.00
   Return of capital                                                      --
                                                                     -------
   Total distributions                                                 (0.24)
                                                                     =======
   Net asset value at end of period                                  $ 14.49

Total Return                                                           (6.29)%
Ratios to Average Daily Net Assets:
   Expenses(4,7)                                                        2.00%(6)
   Net investment income(5,7)                                           2.44%(6)
Supplemental Data:
   Net assets at end of period (000)                                 $10,356
   Portfolio turnover rate                                                13%

14

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--------------------------------------------------------------------------------

                                                                                                              For the Period
                                                                               For the Year                  January 3, 1995(1)
                                                                            Ended December 31,             through December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                         1997                1996                  1995
Per Share Operating Performance:
   Net asset value at beginning of period                               $13.84              $11.18                $10.00
                                                                        ------              ------                ------
Income from Investment Operations:
   Net investment income                                                  0.42                0.52                  0.50
   Net realized and unrealized gain/(loss) on investments                 2.42                2.89                  1.20
                                                                        ------              ------                ------
   Total from Investment Operations                                       2.84                3.41                  1.70
                                                                        ------              ------                ------
Less Distributions:
   Dividends from net investment income                                  (0.50)              (0.51)                (0.42)(2)
   Distributions from net realized capital gains                         (0.47)              (0.22)                (0.05)
   Return of capital                                                        --               (0.02)                (0.05)(2)
                                                                        ------              ------                ------
   Total distributions                                                   (0.97)              (0.75)                (0.52)
                                                                        ------              ------                ------
   Net asset value at end of period                                     $15.71              $13.84                $11.18
                                                                        ======              ======                ======
Total Return                                                             21.11%              31.67%                17.40%
Ratios to Average Daily Net Assets:
   Expenses(4,7)                                                          2.00%               2.00%                 2.00%(6)
   Net investment income(5,7)                                             3.12%               4.46%                 5.39%(6)
Supplemental Data:
   Net assets at end of period (000)                                    $9,799              $5,295                $3,016
   Portfolio turnover rate                                                  35%                 23%                   28%

---------
(1) Commencement of operations.
(2) Distributions per share have been reclassified to reflect the actual return of capital amounts for 1995.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 2.36% annualized, 2.33%, 3.03% and 4.05% (annualized) for Class B Shares for the period ended June 30, 1998 and for the years ended December 31, 1997 and 1996 and the period ended December 31, 1995, respectively.
(5) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 2.08% annualized, 2.79%, 3.43% and 3.09% (annualized) for Class B Shares for the period ended June 30, 1998 and for the years ended December 31, 1997 and 1996 and the period ended December 31, 1995, respectively.
(6) Annualized.
(7) Effective January 1, 1996, the Fund's expense and net investment income ratios are based on average daily net assets. Prior to that date they were based on average monthly net assets. Under the prior method, the ratio of expenses to average net assets was 1.19% and the ratio of net investment income to average net assets was 5.95%.
(+) Unaudited

                       See Notes to Financial Statements.

                                                                              15

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--------------------------------------------------------------------------------

Financial Highlights--Institutional Shares
(For a share outstanding throughout each period)

                                                  For the Six         For the Period
                                                 Month Period         March 31, 1997(1)
                                                Ended June 30,     through December 31,
---------------------------------------------------------------------------------------
                                                    1998(+)                1997
Per Share Operating Performance:
   Net asset value at beginning
     of period                                      $15.91                $14.19
                                                    ------                ------
Income from Investment Operations:
   Net investment income                              0.27                  0.47
   Net realized and unrealized
     gain/(loss) on investments                      (1.19)                 2.14
                                                    ------                ------
   Total from Investment Operations                  (0.92)                 2.61
                                                    ------                ------
Less Distributions:
   Dividends from net investment
     income                                          (0.32)                (0.42)
   Distributions from net realized
     capital gains                                    0.00
   Return of capital                                    --                 (0.47)
                                                    ------                ------
   Total distributions                               (0.32)                (0.89)
                                                    ------                ------
   Net asset value at end of period                 $14.67                $15.91
                                                    ======                ======
Total Return                                         (5.86)%               18.84%
Ratios to Average Daily Net Assets:
   Expenses(2,5)                                      1.00%(4)              1.00%(4)
   Net investment income(3,5)                         3.79%(4)              4.30%(4)
Supplemental Data:
   Net assets at end of period (000)              $960,842                $  288
   Portfolio turnover rate                              13%                   35%(4)

---------
(1) Commencement of operations.
(2) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 1.36% annualized and 1.39% (annualized) for Institutional shares for the periods ended June 30, 1998 and December 31, 1997, respectively.
(3) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 3.43% annualized and 3.73% (annualized) for Institutional shares for the periods ended June 30, 1998 and December 31, 1997, respectively.
(4) Annualized.
(5) Effective January 1, 1996, the Fund's expense and net investment income ratios are based on average daily net assets. Prior to that date they were based on average monthly net assets. Under the prior method, the ratio of expenses to average net assets was 1.19% and the ratio of net investment income to average net assets was 5.95%.
(+) Unaudited

                       See Notes to Financial Statements.

16

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--------------------------------------------------------------------------------

Notes to Financial Statements

NOTE 1--Significant Accounting Policies (unaudited)

     Flag Investors Real Estate Securities Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on May 2, 1994 and commenced operations January 3, 1995, is registered under the Investment Company Act of 1940 as a non-diversified open-end investment management company. Its objective is to seek total return primarily through investments in equity securities of companies that are principally engaged in the real estate industry.

     The Fund consists of three share classes: Class A Shares and Class B Shares, which both commenced January 3, 1995, and Institutional Shares, which commenced March 31, 1997.

     The Class A and Class B Shares are subject to different sales charges. The Class A Shares have a 4.50% maximum front-end sales charge and the Class B Shares have a 4.00% maximum contingent deferred sales charge. In addition, each class has a different distribution fee. The Institutional Shares have neither a sales charge nor a distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at its last bid price in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost. As of June 30, 1998, there were no Board valued securities.

     B. Repurchase Agreements-- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a

                                                                              17

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FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1--concluded

        separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Tax -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

        The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. Securities Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund has deferred the costs incurred by its organization and the initial public offering of shares. These costs are being amortized on the straight-line method over a five-year period, which began when the Fund commenced operations.

        Real Estate Investment Trusts ("REITs") provide the majority of the dividend income that the Fund records. For income tax purposes, a portion of these dividends consists of capital gains and return of capital. For financial reporting purposes, the Fund records these dividends as dividend income and records the investment in the REIT at market value.

18

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FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, is the Fund's investment advisor and ABKB/LaSalle Securities Limited Partnership ("ABKB/LaSalle") is the Fund's subadvisor. As compensation for its advisory services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.65% of the first $100 million, 0.55% of the next $100 million, 0.50% of the next $100 million and 0.45% of the amount over $300 million.

     As compensation for its subadvisory services, ICC pays ABKB/LaSalle a fee from its advisory fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.40% of the first $100 million, 0.35% of the next $100 million, 0.30% of the next $100 million and 0.25% of the amount over $300 million. At June 30, 1998, accrued advisory fees owed by the Fund amounted to $11,666, net of waived expenses of $15,807.

     ICC has voluntarily agreed to waive its aggregate fees so that ordinary Fund expenses for any fiscal year do not exceed 1.25% of the Class A Shares' average daily net assets, 2.00% of the Class B Shares' average daily net assets and 1.00% of the Institutional Shares' average daily net assets. for the six month period ended June 30, 1998, icc waived fees of $93,220.

     Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor or subadvisor.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. At June 30, 1998 amount owed by the Fund for accounting services amounted to $3,499.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. At June 30, 1998 the Fund owed $13,291 for transfer agent services.

     Effective September 22, 1997, Bankers Trust Company became the Fund's custodian. Prior to September 22, 1997, PNC Bank served as the Fund's custodian. For the six month period ended June 30, 1998, the Fund accrued $7,240 in custody expenses.

                                                                              19

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FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 2--concluded

     As compensation for providing distribution services, the Fund pays ICC Distributors, Inc. ("ICC Distributors"), which is not related to ICC, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets and 1.00% (including a 0.25% shareholder servicing fee) of the Class B Shares' average daily net assets. At June 30, 1998 accrued distribution fees owed by the Fund amounted to $16,591. For the six month period ended June 30, 1998, distribution fees aggregated $102,794, of which $51,884 was attributable to the Class A Shares and $50,910 was attributable to the Class B Shares.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six month period ended June 30, 1998 was $235, and the accrued liability was $1,225.

NOTE 3--Capital Share Transactions

     The Fund is authorized to issue up to 15 million shares of $.001 par value capital stock (7 million Class A, 2 million Class B, 5 million Institutional Class and 1 million undesignated). Transactions in shares of the Fund were as follows:

                                                          Class A Shares
                                                 ------------------------------
                                                     For the
                                                   Six Month         For the
                                                  Period Ended     Year Ended
                                                 June 30, 1998*   Dec. 31, 1997
                                                 --------------   -------------
Shares sold                                          464,950        1,256,866
Shares issued to shareholders on
   reinvestment of dividends                          44,807          146,244
Shares redeemed                                     (279,648)        (182,922)
                                                 -----------      -----------
Net increase in shares outstanding                   230,109        1,220,188
                                                 ===========      ===========
Proceeds from sale of shares                     $ 6,997,040      $18,297,796
Value of reinvested dividends                        678,416        2,192,511
Cost of shares redeemed                           (4,168,253)      (2,675,100)
                                                 -----------      -----------
Net increase from capital share transactions     $ 3,507,203      $17,815,207
                                                 ===========      ===========

---------
* Unaudited

20

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FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

NOTE 3--concluded

                                                          Class B Shares
                                                -------------------------------
                                                    For the
                                                  Six Month          For the
                                                 Period Ended      Year Ended
                                                June 30, 1998*    Dec. 31, 1997
                                                --------------    -------------
Shares sold                                         147,092          272,248
Shares issued to shareholders on
   reinvestment of dividends                          8,472           28,690
Shares redeemed                                     (64,530)         (60,099)
                                                 ----------       ----------
Net increase in shares outstanding                   91,034          240,839
                                                 ==========       ==========
Proceeds from sale of shares                     $2,215,827       $4,002,637
Value of reinvested dividends                       127,807          428,928
Cost of shares redeemed                            (965,410)        (864,613)
                                                 ----------       ----------
Net increase from capital share transactions     $1,378,224       $3,566,952
                                                 ==========       ==========

                                                   Institutional Class Shares
                                                -------------------------------
                                                    For the      For the Period
                                                  Six Month         March 31,
                                                 Period Ended    1997(1) through
                                                June 30, 1998*    Dec. 31, 1997
                                                --------------   ---------------
Shares sold                                          47,072            18,118
Shares issued to shareholders on
   reinvestment of dividends                            290                 1
Shares redeemed                                          --                --
                                                   --------          --------
Net increase in shares outstanding                   47,362            18,119
                                                   ========          ========
Proceeds from sale of shares                       $703,400          $300,200
Value of reinvested dividends                         4,318                 9
Cost of shares redeemed                                  --                --
                                                   --------          --------
Net increase from capital share transactions       $707,718          $300,209
                                                   ========          ========

---------
(1) Commencement of operations.
* Unaudited

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FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 4--Investment Transactions

     Excluding short-term obligations, purchases of investment securities aggregated $11,503,107 and sales of investment securities aggregated $6,944,132 for the period ended June 30, 1998. At June 30, the payable for investments purchased amounted to $121,378.

     On June 30, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $5,573,485, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $718,094.

NOTE 5--Net Assets

     On June 30, 1998, net assets consisted of:

Paid-in capital:
   Class A Shares                                                   $37,015,523
   Class B Shares                                                     9,003,479
   Institutional Shares                                               1,007,928
Undistributed net investment income                                      14,312
Accumulated net realized gain from security transactions              1,279,655
Unrealized appreciation of investments                                4,855,393
                                                                    -----------
                                                                    $53,176,290
                                                                    ===========

FLAG INVESTORS REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

Directors and Officers

                                RICHARD T. HALE
                                    Chairman

           James J. Cunnane                         CARL W. VOGT, ESQ.
               Director                                  Director

           JOHN F. KROEGER                       WILLIAM K. MORRILL, JR.
               Director                                 President

            LOUIS E. LEVY                            KEITH R. PAULEY
               Director                          Executive Vice President

          EUGENE J. MCDONALD                        JOSEPH A. FINELLI
               Director                                 Treasurer

           REBECCA W. RIMEL                           AMY M. OLMERT
               Director                                 Secretary

           TRUMAN T. SEMANS                          SCOTT J. LIOTTA
               Director                            Assistant Secretary



Investment Objective

A mutual fund designed to seek total return primarily through investments in equity securities of companies that are principally engaged in the real estate industry.

                      This page intentionally left blank.

    This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

    For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                             [FLAG INVESTORS LOGO]

                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                   Specialty
                   Flag Investors Real Estate Securities Fund
                       Flag Investors Communications Fund

                                    Balanced
                       Flag Investors Value Builder Fund

                                     Income
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares



                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                             ICC DISTRIBUTORS, INC.

                                                                  S-A424/425/452